Income Tax (Tables)	12 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

May 31, 2018
Deferred tax asset
Net Operating Loss	$2,000
Total deferred tax assets	2,000
Valuation allowance	(2,000)
Deferred tax asset, net of allowance	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2017 is as follows:

Year Ended May 31, 2018
Statutory federal income tax rate	28.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change	(7.0)%
Change in valuation allowance	(21.0)%
Income tax provision	—%